Annual Total Returns - Fidelity® Disciplined Equity Fund [BarChart] - 10.31 Fidelity Disciplined Equity Fund K PRO-08 - Fidelity® Disciplined Equity Fund - Fidelity Disciplined Equity Fund-Class K	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.96%)
Annual Return 2012	16.04%
Annual Return 2013	36.74%
Annual Return 2014	12.19%
Annual Return 2015	0.25%
Annual Return 2016	6.32%
Annual Return 2017	21.66%
Annual Return 2018	(9.96%)
Annual Return 2019	32.06%
Annual Return 2020	29.93%